Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q1
Entity Registrant Name	Gold Reserve Inc.
Entity Central Index Key	0001072725
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Common Class A
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	76,077,547
Common Class B
Document and Entity Information [Abstract]
Entity Common Stock, Shares Outstanding	100